Segmental Information - Summary of Information by Reportable Segment - Result (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reportable segments [line items]
System Fund revenues	$ 765	$ 1,373	$ 1,233
Reimbursement of costs	637	1,171	1,171
Revenue	2,394	4,627	4,337
Operating profit	(153)	630	582
Net finance expenses	(140)	(115)	(96)
Fair value gains/(losses) on contingent purchase consideration	13	27	(4)
(Loss)/profit before tax	(280)	542	482
Tax	20	(156)	(132)
(Loss)/profit for the year	(260)	386	350
Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(270)	(186)	(104)
Fair value gains/(losses) on contingent purchase consideration	21	38
(Loss)/profit before tax	(263)	(148)	(104)
Tax	(52)	(20)	(27)
Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	992	2,083	1,933
Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	219	865	832
System Fund [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(102)	(49)	(146)
Americas [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(118)	(62)	(36)
Americas [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	512	1,040	1,051
Americas [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	296	700	673
EMEAA [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(128)	(109)	(12)
EMEAA [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	221	723	569
EMEAA [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(50)	217	206
Greater China [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(5)		(1)
Greater China [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	77	135	143
Greater China [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	35	73	70
Central [member] | Exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	(19)	(15)	(55)
Central [member] | Reportable segments [member]
Disclosure of reportable segments [line items]
Revenue	182	185	170
Central [member] | Reportable segments [member] | Before exceptional items [member]
Disclosure of reportable segments [line items]
Operating profit	$ (62)	$ (125)	$ (117)